Long-Term Debt (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Loans, principally from banks, maturing in installments through 2020; bearing weighted average interest of 1.81% and 2.79% at December 31, 2015 and 2014, respectively.	¥ 73	¥ 145
Capital lease obligations	1,470	2,018
Long-term Debt and Capital Lease Obligations, Including Current Maturities, Total	1,543	2,163
Less current portion	(662)	(1,015)
Long-term debt, excluding current installments (Note 9)	881	1,148
Long-term Debt and Capital Lease Obligations, Including Current Maturities	¥ 1,543	¥ 2,163